Assets held for sale - Schedule of Long Term Debt (Details) - Renewable Energy - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Long term debt	$ 1,348,692	$ 1,015,875
Senior unsecured revolving credit facilities
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Weighted average coupon	0.00%
Long term debt	$ 180,712	262,609
Senior secured project notes
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Weighted average coupon	5.75%
Par value	$ 475,032
Long term debt	$ 475,148	0
Senior unsecured notes
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Weighted average coupon	3.75%
Par value	$ 1,000,000
Long term debt	$ 692,832	$ 753,266